Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Cash Flows from Operating Activities
Net income	$ 8,461	$ 39,940	$ 22,207	$ (19,202)	$ 17,446
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	373	50,406	49,775	21,304	64,864
Amortization / write off of discounts and deferred financing costs	0	11,682	1,955	4,174	2,511
Deferred taxes	(1,485)	3,646	(2,909)	(9,836)	(15,733)
Provision (recovery) for credit losses	(79)	1,552	(446)	(169)	(207)
Provision for slowing-moving and excess inventory	0	3,898	353	349	9
Equity-based compensation	0	5,544	1,272	653	1,784
Reduction in carrying amount of ROU asset, operating leases	296	6,990	6,037	917	8,351
Changes in assets and liabilities, net of business acquisitions:
Accounts receivable	(9,431)	(116,174)	(49,811)	(4,418)	(78,510)
Inventory	(4,853)	(65,817)	(26,689)	(3,261)	(34,470)
Prepaid and other assets	5,799	(3,987)	(16,044)	(19,598)	(18,493)
Accounts payable	(6,795)	42,750	24,717	7,834	35,183
Accrued expenses	12,093	37,071	8,689	9,244	44,481
Deferred revenue	638	22,619	34,823	8,261	20,747
Lease liabilities, operating leases	(284)	(4,940)	(1,698)	(882)	(2,941)
Net Cash Provided by (Used in) Operating Activities	4,733	35,180	52,231	(4,630)	45,022
Cash Flows from Investing Activities
Purchases of property and equipment	(1,759)	(84,604)	(43,088)	(2,907)	(84,115)
Acquisitions, net of cash acquired	0			(741,743)	0
Net Cash Used in Investing Activities	(1,759)	(84,604)	(43,088)	(744,650)	(84,115)
Cash Flows from Financing Activities
Proceeds from long-term debt	0	594,000	0	517,300	0
Payments on long-term debt	0	(511,110)	(3,879)	(1,017)	(5,173)
Debt financing costs	0	(11,757)	0	(17,060)	0
Line of credit, net	5,255			0	0
Distribution to member	(663)	(1,440)	0	0	(13,269)
Payment of payable pursuant to the acquisitions	0	(16,145)	(13,066)	0	(13,066)
Capital contributions	0			436,453	0
Deferred offering costs	0	(21,615)	(3,310)	0	(4,473)
Net Cash Provided by (Used in) Financing Activities	4,592	31,933	(20,255)	935,676	(35,981)
Net Increase (Decrease) in Cash and Cash Equivalents	7,566	(17,491)	(11,112)	186,396	(75,074)
Cash and Cash Equivalents - Beginning of Period	856	111,322	186,396	0	186,396
Cash and Cash Equivalents - End of Period	8,422	93,831	175,284	186,396	111,322
Supplemental Cash Flows Information:
Cash paid for interest	778	34,525	42,431	10,385	54,605
Cash paid for taxes	$ 1,000	1,960	1,879	10,406	7,392
Supplemental Non-Cash Investing and Financing Activities
Recording of deferred tax assets related to exchanges of Class B common stock to Class A common stock		196,324	0
Recording of amounts payable pursuant to tax receivable agreement		207,286	0
Capital contribution related to tax receivable agreement exchanges of Class B common stock to Class A common stock		8,647	0
Reclassification of deferred offering costs to additional paid-in capital		4,472	0
Equity issued for Acquisitions				175,048
Deferred taxes related to reallocation of member's equity					$ 25,627
Payables pursuant to Acquisitions				$ 30,292
IPO
Cash Flows from Financing Activities
Purchase of OpCo LLC Interests from Existing Shareholders		(491,833)	0
Follow-On Offering
Cash Flows from Financing Activities
Purchase of OpCo LLC Interests from Existing Shareholders		(308,561)	0
Common Class A
Cash Flows from Financing Activities
Proceeds from issuance of Class A common stock sold in an IPO, net of underwriting discounts and commissions		491,833	0
Proceeds from issuance of Class A common stock sold in follow-on offering, net of underwriting discounts and commissions		$ 308,561	$ 0